Accounting policies - Accounting developments (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting developments
Equity	£ (16,367)	£ (16,000)	£ (15,167)
Right of Use asset	596
Bank
Accounting developments
Equity	(15,355)	£ (15,297)	£ (11,282)
Effect of transition to IFRSs
Accounting developments
Equity	271
Pre tax increase in equity on reclassification of financial instruments due to transition	7
Pre tax decrease in equity on change in impairment methodology due to transition	364
Net tax impact	100
Effect of transition to IFRSs | Bank
Accounting developments
Equity	270
Pre tax increase in equity on reclassification of financial instruments due to transition	46
Pre tax decrease in equity on change in impairment methodology due to transition	314
Net tax impact	90
IFRS 16
Accounting developments
Right of Use asset	1,400
Retained earnings	£ 300